Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
PGIM Income Builder Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	19.35%	4.54%		4.14%
PGIM Income Builder Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	23.07%	4.72%		3.83%
PGIM Income Builder Fund Class - R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	24.72%	5.24%		4.36%
PGIM Income Builder Fund Class - Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	25.32%	5.75%		4.88%
PGIM Income Builder Fund Class - R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	25.32%	5.78%	5.79%
Without Sales Load [Member] | PGIM Income Builder Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	24.98%	5.51%		4.62%
Without Sales Load [Member] | PGIM Income Builder Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	24.07%	4.72%		3.83%
Bloomberg US Aggregate Bond [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)		1.49%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	38.02%	15.27%	14.66%	13.00%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	10.55%	(0.23%)	1.39%	1.49%